Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	30,600.60
Total Transaction Valuation	351,731,055.00
Total Offset Amount	0.00
Net Fee	$ 30,600.60
Offering Table N/A
Offset Table N/A	N/A